Reverse recapitalization - Summary Of IFRS 2 Listing Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 23, 2022
Reverse Recapitalization [Line Items]
Listing expense	$ 0	$ 0	$ 372,318
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Reverse Recapitalization [Line Items]
Fair value of Polestar				$ 22,183,823
Deemed cost of shares issued by Polestar	1,131,375
GGI identifiable net assets at fair value				(522,106)
Sponsor and third-party PIPE Cash				$ (236,951)
Listing expense	$ 372,318
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Gores Guggenheim, Inc.
Reverse Recapitalization [Line Items]
Percentage of voting equity interests acquired				5.10%
Gores Guggenheim, Inc. Business Combination Agreement (BCA) | Polestar Automotive Holding Limited ("Former Parent")
Reverse Recapitalization [Line Items]
Percentage of voting equity interests acquired				94.90%